Commitments and Contingencies	Jun. 30, 2025
June 30, 2025
Commitments and Contingencies

Note 3 – Commitments and Contingencies

Legal Matters

From time to time the Company may be involved in certain legal actions and claims arising in the ordinary course of business. The Company was not a party to any specific legal actions or claims on June 30, 2025.

September 30, 2025
Commitments and Contingencies

Note 3 – Commitments and Contingencies

Legal Matters

From time to time the Company may be involved in certain legal actions and claims arising in the ordinary course of business. The Company was not a party to any specific legal actions or claims on September 30, 2025.